Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents And Adjusted Net Debt [Abstract]
Summary of Cash Reconciliation

	2024	2023
	£m	£m
Cash at bank and deposits	1,983	2,037
Money market funds	655	181
Cash and cash equivalents as presented in the consolidated balance sheet	2,638	2,218
Bank overdrafts	(171)	(358)
Cash and cash equivalents as presented in the consolidated cash flow statement	2,467	1,860